Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net

	As of December 31,
(in thousands)	2019	2020
Building and leasehold improvements	€17,844	€15,295
Capitalized software and software development costs	22,713	22,702
Computer equipment	18,215	17,248
Furniture and fixtures	8,361	5,480
Subtotal	67,133	60,725
Less: accumulated depreciation	33,995	34,352
Construction in process	34	309
Property and equipment, net	€33,172	€26,682
As of January 1, 2019, upon adoption of the new leasing standard ASC 842, our headquarters in Düsseldorf, Germany is accounted for as an operating lease, and consequently the Operating lease right-of-use ("ROU") assets and operating lease liabilities are recognized on our consolidated balance sheet (see Note 2 - Significant accounting policies - Leases - subsequent to adoption of new accounting guidance and Note 7 - Leases for further information).
We establish assets and liabilities for the present value of estimated future costs to return our new headquarters and certain other leased facilities to their original condition under the authoritative accounting guidance for asset retirement obligations. Such assets are depreciated over the useful live of the underlying asset or the lease period and the recorded liabilities are accreted to the future value of the estimated restoration costs. As of December 31, 2019 and 2020, an asset retirement obligation asset and liability of €0.6 million and €0.3 million, respectively, is included within building and leasehold improvements, gross of accumulated depreciation of €0.1 million and €0.04 million, respectively, for the cost to decommission the physical space of our headquarters and our leased facilities. We have certain operating lease agreements that require us to decommission physical space for which we have not yet recorded an asset retirement obligation. Due to the uncertainty of specific decommissioning obligations and related costs, we cannot reasonably estimate an asset retirement obligation for these properties and we have not recorded a liability at this time for such properties.
As of December 31, 2019 and 2020, our internally developed capitalized software and acquired software development costs, net of accumulated amortization, were €8.0 million and €7.2 million, respectively.
As of December 31, 2019 and 2020, our computer equipment costs, net of accumulated amortization, were €5.3 million and €3.3 million, respectively.